Post-Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position
The post-retirement benefit obligations recognised in the consolidated statement of financial position are as follows:

	2021 RMB million	2020 RMB million
Post-retirement benefit obligations	2,527	2,538
Less: current portion	(160)	(165)

Non-current portion	2,367	2,373

Summary of Principal Actuarial Assumptions Utilized
The principal actuarial assumptions utilised as at the end of the reporting period are as follows:

	2021	2020
Discount rates for post-retirement benefits	2.85%	3.40%
Mortality rate	China Insurance Life Mortality Table (2010-2013). CL5 for Male and CL6 for Female	China Insurance Life Mortality Table (2010-2013). CL5 for Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions
A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

	Increase in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million	Decrease in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million
2021
Discount rate for post-retirement benefits	0.25	(66)	0.25	69
Annual increase rate of pension benefits	1.00	246	1.00	(211)
Annual increase rate of medical expenses	1.00	37	1.00	(31)

2020
Discount rate for post-retirement benefits	0.25	(78)	0.25	81
Annual increase rate of pension benefits	1.00	244	1.00	(208)
Annual increase rate of medical expenses	1.00	43	1.00	(36)

Summary of Expected Contributions of Post-retirement Benefit Obligations
Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2021 RMB million	2020 RMB million
Within the next 12 months	161	165
Between 2 and 5 years	635	660
Between 6 and 10 years	757	805
Over 10 years	1,998	2,449

Total expected payments	3,551	4,079

Summary of Movements in Post-retirement Benefit Obligations

The movements in the post-retirement benefit obligations were as follows:
2021

		Pension cost charged to profit or loss			Remeasurement losses in other comprehensive income
	January 1, 2021	Service cost	Net interest	Sub- total included in profit or loss	Actuarial changes arising from changes in financial assumptions	Actuarial changes arising from changes in demographic assumptions	Experience adjustments	Sub-total included in other compreh- ensive income	Benefit settled	December 31, 2021
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Defined benefit obligations/ benefit liability	2,538	—	83	83	140	—	(56)	84	(178)	2,527

2020

		Pension cost charged to profit or loss			Remeasurement losses in other comprehensive income
	January 1, 2020	Service cost	Net interest	Sub- total included in profit or loss	Actuarial changes arising from changes in financial assumptions	Actuarial changes arising from changes in demographic assumptions	Experience adjustments	Sub-total included in other compreh- ensive income	Benefit settled	December 31, 2020
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Defined benefit obligations/ benefit liability	2,584	—	85	85	—	—	61	61	(192)	2,538